UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Class A Ordinary shares	Class A	Class B Ordinary shares	Class B	Additional paid-in capital	Statutory reserve	Retained earnings	Accumulated other comprehensive income (loss)	Total
Beginning balance at Mar. 31, 2024	$ 2,082		$ 118		$ 5,346,674	$ 741,584	$ 13,720,353	$ (1,176,124)	$ 18,634,687
Beginning balance (in shares) at Mar. 31, 2024	20,822,675	20,822,675	1,177,325						22,000,000
Appropriation to statutory reserve						76,881	(76,881)
Net income							1,927,195		$ 1,927,195
Foreign currency translation adjustment								603,745	603,745
Ending balance at Sep. 30, 2024	$ 2,082		$ 118		5,346,674	818,465	15,570,667	(572,379)	21,165,627
Ending balance (in shares) at Sep. 30, 2024	20,822,675		1,177,325
Beginning balance at Mar. 31, 2025	$ 2,226		$ 118		10,420,096	908,214	17,575,571	(1,284,329)	$ 27,621,896
Beginning balance (in shares) at Mar. 31, 2025	22,260,175	22,260,175	1,177,325	1,177,325					23,437,500
Appropriation to statutory reserve						237,478	(237,478)
Net income							2,679,387		$ 2,679,387
Foreign currency translation adjustment								535,001	535,001
Ending balance at Sep. 30, 2025	$ 2,226		$ 118		$ 10,420,096	$ 1,145,692	$ 20,017,480	$ (749,328)	$ 30,836,284
Ending balance (in shares) at Sep. 30, 2025	22,260,175	22,260,175	1,177,325	1,177,325					23,437,500